DEPOSITS AND OBLIGATIONS (Details) - PEN (S/) S/ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Disclosure of Deposits and Obligations [Abstract]
Demand deposits	S/ 32,515,163	S/ 29,770,276
Time deposits (c)	30,426,744	30,184,314
Saving deposits	32,593,979	28,633,099
Severance indemnity deposits	7,571,375	7,170,934
Bank's negotiable certificates	876,863	959,051
Total	103,984,124	96,717,674
Interest payable	567,186	452,737
Total	S/ 104,551,310	S/ 97,170,411